CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 7,253	$ 62,937
Restricted cash	34	185
Accounts receivable, net of allowance of $647 and $309 at December 31, 2022 and 2021, respectively	46,565	57,980
Inventory	18,556	17,217
Prepaid expenses and other current assets	17,289	18,833
Total current assets	89,697	157,152
Property, plant and equipment, net	7,351	7,741
Goodwill	13,641	13,641
Intangible assets, net	5,302	6,438
Right-of-use assets, net	5,697	6,585
Other non-current assets	3,407	3,942
Total assets	125,095	195,499
Current liabilities:
Accounts payable	26,173	29,709
Accrued expenses and other current liabilities	32,243	26,967
Deferred revenue	2,892	2,902
Senior term loan, current portion	40,529	3,187
Subordinated debt	11,119	10,577
Subordinated term loan - related party	41,528
Convertible debt	43,928
Current portion of long-term debt	259	275
Total current liabilities	198,671	73,617
Subordinated term loan - related party		37,991
Senior term loan		37,876
Convertible debt		41,343
Other long-term liabilities	7,223	20,924
Total liabilities	205,894	211,751
Stockholders’ deficit:
Common stock, $0.0001 par value; 250,000,000 shares authorized; 74,283,026 and 72,335,952 shares issued and outstanding at December 31, 2022 and 2021, respectively	7	7
Additional paid-in capital	770,427	749,592
Accumulated deficit	(851,233)	(765,851)
Total stockholders’ deficit	(80,799)	(16,252)
Total liabilities and stockholders’ deficit	$ 125,095	$ 195,499